Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	PACIFIC DRILLING S.A.
Entity Central Index Key	0001517342
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	75,031,380
Entity Emerging Growth Company	false
Entity Shell Company	false